Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Nov. 30, 2018
Entity Registrant Name	FORUM FUNDS II
Entity Central Index Key	0001576367
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 28, 2019
Document Effective Date	Apr. 01, 2019
Prospectus Date	Apr. 01, 2019